Janus Investment Fund

Janus Enterprise Fund

Janus Triton Fund

Janus Venture Fund

Supplement dated June 30, 2016

to Currently Effective Prospectuses

Effective July 1, 2016, the following replaces the corresponding information for each of Janus Enterprise Fund, Janus Triton Fund, and Janus Venture Fund (each, a “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Enterprise Fund’s Prospectuses:

Portfolio Managers: Brian Demain, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since November 2007. Cody Wheaton, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2016.

2.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Triton Fund’s Prospectuses:

Portfolio Managers: Jonathan D. Coleman, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since May 2013. Scott Stutzman, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2016.

3.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Venture Fund’s Prospectuses:

Portfolio Managers: Jonathan D. Coleman, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since May 2013. Scott Stutzman, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2016.

4.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of each respective Fund:

Janus Enterprise Fund

Co-Portfolio Managers Brian Demain and Cody Wheaton are responsible for the day-to-day management of the Fund. Mr. Demain, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Brian Demain, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Enterprise Fund, which he has managed or co-managed since November 2007. Mr. Demain is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1999 as a securities analyst. Mr. Demain holds a Bachelor’s degree (summa cum laude) in Economics from Princeton University, where he was a recipient of the Daniel L. Rubinfeld ’67 Prize in Empirical Economics for his senior thesis. Mr. Demain holds the Chartered Financial Analyst designation.

Cody Wheaton, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Enterprise Fund, which he has co-managed since July 2016. Mr. Wheaton is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in 2001 as a research analyst. Mr. Wheaton holds Bachelor of Arts degrees in Economics and Government from Dartmouth College. Mr. Wheaton holds the Chartered Financial Analyst designation.

Janus Triton Fund

Co-Portfolio Managers Jonathan D. Coleman and Scott Stutzman are responsible for the day-to-day management of the Fund. Mr. Coleman, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Jonathan D. Coleman, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has managed or co-managed since May 2013. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Scott Stutzman, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has co-managed since July 2016. Mr. Stutzman is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in 2007 as a research analyst. Mr. Stutzman holds a Bachelor of Science degree in Industrial Engineering and Management Sciences from Northwestern University, and a Master of Business Administration degree, with a concentration in Finance, from Columbia University. Mr. Stutzman holds the Chartered Financial Analyst designation and has 14 years of financial industry experience.

Janus Venture Fund

Co-Portfolio Managers Jonathan D. Coleman and Scott Stutzman are responsible for the day-to-day management of the Fund. Mr. Coleman, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Jonathan D. Coleman, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Venture Fund, which he has managed or co-managed since May 2013. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Scott Stutzman, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Venture Fund, which he has co-managed since July 2016. Mr. Stutzman is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in 2007 as a research analyst. Mr. Stutzman holds a Bachelor of Science degree in Industrial Engineering and Management Sciences from Northwestern University, and a Master of Business Administration degree, with a concentration in Finance, from Columbia University. Mr. Stutzman holds the Chartered Financial Analyst designation and has 14 years of financial industry experience.

Please retain this Supplement with your records.